UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
 REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file Number 811-07388

The Value Line Small Cap Opportunities Fund, Inc.
(Exact name of registrant as specified in charter)

7 Times Square, New York, NY 10036

Mitchell E. Appel
(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-907-1900

Date of fiscal year end: March 31

Date of reporting period: December 31, 2014

Item 1: Schedule of Investments.
A copy of Schedule of Investments for the period ended 12/31/14 is included with this Form.

Value Line Small Cap Opportunities Fund, Inc. Schedule of Investments (unaudited)

Shares		Value
COMMON STOCKS (96.0%)

	CONSUMER DISCRETIONARY (9.9%)
81,000	Brinker International, Inc.	$4,753,890
17,500	Buckle, Inc. (The) (1)	919,100
26,000	Buffalo Wild Wings, Inc. *	4,689,880
63,000	Domino’s Pizza, Inc.	5,932,710
34,000	DSW, Inc. Class A	1,268,200
20,900	G-III Apparel Group, Ltd. *	2,111,109
7,000	John Wiley & Sons, Inc. Class A	414,680
105,000	LKQ Corp. *	2,952,600
26,800	Monro Muffler Brake, Inc. (1)	1,549,040
58,500	Pool Corp.	3,711,240
7,000	Restoration Hardware Holdings, Inc. *(1)	672,070
9,200	Signet Jewelers Ltd.	1,210,444
163,500	Wolverine World Wide, Inc. (1)	4,818,345

		35,003,308
	CONSUMER STAPLES (5.4%)

22,000	Boston Beer Co., Inc. (The) Class A *(1)	6,369,880
50,800	Casey’s General Stores, Inc.	4,588,256
37,000	Church & Dwight Co., Inc.	2,915,970
269,550	Flowers Foods, Inc.	5,172,664

		19,046,770
	ENERGY (0.7%)

42,200	Atwood Oceanics, Inc. *	1,197,214
8,000	Dril-Quip, Inc. *	613,840
23,200	Hornbeck Offshore Services, Inc. *	579,304

		2,390,358

	FINANCIALS (10.3%)

16,200	Allied World Assurance Co. Holdings AG	614,304
80,300	Arch Capital Group Ltd. *	4,745,730
11,200	Brown & Brown, Inc.	368,592
45,286	Commerce Bancshares, Inc.	1,969,510
46,800	Equity Lifestyle Properties, Inc. REIT	2,412,540
33,700	Equity One, Inc. REIT	854,632
2,800	First Cash Financial Services, Inc. *	155,876
70,748	First Financial Bankshares, Inc. (1)	2,113,950
67,600	PRA Group, Inc. *(1)	3,916,068
90,600	ProAssurance Corp.	4,090,590
44,000	Prosperity Bancshares, Inc.	2,435,840
4,000	RenaissanceRe Holdings Ltd.	388,880
114,600	RLI Corp.	5,661,240
125,100	Stifel Financial Corp. *	6,382,602
9,000	Tanger Factory Outlet Centers REIT	332,640

		36,442,994

	HEALTH CARE (4.4%)

89,000	Akorn, Inc. *	3,221,800
10,000	IDEXX Laboratories, Inc. *	1,482,700

Shares		Value
51,200	Mednax, Inc. *	$3,384,832
13,400	MWI Veterinary Supply, Inc. *	2,276,794
19,000	PAREXEL International Corp. *	1,055,640
22,000	STERIS Corp.	1,426,700
58,200	VCA Antech, Inc. *	2,838,414

		15,686,880
	INDUSTRIALS (42.4%)

58,800	Acuity Brands, Inc.	8,236,116
44,200	Advisory Board Co. (The) *	2,164,916
9,700	Alliant Techsystems, Inc.	1,127,625
16,275	AMETEK, Inc.	856,553
18,400	Applied Industrial Technologies, Inc.	838,856
66,400	AZZ, Inc.	3,115,488
44,200	Carlisle Companies, Inc.	3,988,608
15,000	Chicago Bridge & Iron Co. N.V.	629,700
115,300	CLARCOR, Inc.	7,683,592
25,800	Clean Harbors, Inc. *(1)	1,239,690
40,400	Copart, Inc. *	1,474,196
26,600	Dun & Bradstreet Corp. (The)	3,217,536
85,000	EnerSys	5,246,200
47,800	EnPro Industries, Inc. *	2,999,928
63,200	Esterline Technologies Corp. *	6,931,776
25,400	Franklin Electric Co., Inc.	953,262
51,300	Genesee & Wyoming, Inc. Class A *	4,612,896
39,500	Graco, Inc.	3,167,110
49,600	Healthcare Services Group, Inc.	1,534,128
114,745	HEICO Corp. (1)	6,930,598
44,800	IDEX Corp.	3,487,232
87,000	ITT Corp.	3,520,020
44,000	Kirby Corp. *	3,552,560
33,800	Landstar System, Inc.	2,451,514
90,600	Lennox International, Inc.	8,613,342
88,800	Lincoln Electric Holdings, Inc.	6,135,192
12,200	Macquarie Infrastructure Co. LLC	867,298
100,600	Middleby Corp. (The) *	9,969,460
32,400	Nordson Corp.	2,525,904
65,000	Oshkosh Corp.	3,162,250
19,000	RBC Bearings, Inc.	1,226,070
123,000	Rollins, Inc.	4,071,300
16,300	Roper Industries, Inc.	2,548,505
41,600	Rush Enterprises, Inc. Class A *	1,333,280
5,900	Stericycle, Inc. *	773,372
45,700	Teledyne Technologies, Inc. *	4,695,218
97,100	Toro Co. (The)	6,195,951
21,600	Valmont Industries, Inc. (1)	2,743,200
53,200	Wabtec Corp.	4,622,548
141,500	Waste Connections, Inc.	6,224,585
84,600	Woodward Inc.	4,164,858

		149,832,433
	INFORMATION TECHNOLOGY (9.9%)

40,800	Advent Software, Inc.	1,250,112
29,800	Anixter International, Inc. *	2,636,108
33,126	ANSYS, Inc. *	2,716,332
39,000	Global Payments, Inc.	3,148,470
35,211	Heartland Payment Systems, Inc.	1,899,633
62,600	j2 Global, Inc.	3,881,200

1

December 31, 2014

Shares		Value
13,700	NetScout Systems, Inc. *	$500,598
23,500	SYNNEX Corp.	1,836,760
21,200	Syntel, Inc. *	953,576
58,658	Tyler Technologies, Inc. *	6,419,532
31,400	Ultimate Software Group, Inc. (The) *	4,609,991
50,000	WEX, Inc. *	4,946,000

		34,798,312
	MATERIALS (6.6%)

95,200	AptarGroup, Inc.	6,363,168
2,700	Compass Minerals International, Inc.	234,441
59,600	Cytec Industries, Inc.	2,751,732
45,400	KapStone Paper and Packaging Corp.	1,330,674
11,500	NewMarket Corp.	4,640,595
38,800	Scotts Miracle-Gro Co. (The) Class A	2,418,016
103,100	Silgan Holdings, Inc.	5,526,160

		23,264,786
	UTILITIES (6.4%)

25,600	Atmos Energy Corp.	1,426,944
26,600	Cleco Corp.	1,450,764
36,800	El Paso Electric Co.	1,474,208
44,400	ITC Holdings Corp.	1,795,092
27,600	New Jersey Resources Corp.	1,689,120
22,800	Northwest Natural Gas Co.	1,137,720
15,600	NorthWestern Corp.	882,648
58,400	Piedmont Natural Gas Co., Inc.	2,301,544
95,000	Questar Corp.	2,401,600
91,400	South Jersey Industries, Inc.	5,386,202
41,600	Southwest Gas Corp.	2,571,296

		22,517,138

	TOTAL COMMON STOCKS (Cost $189,202,943) (96.0%)	338,982,979

SHORT-TERM INVESTMENTS (9.0%)
	MONEY MARKET FUNDS (9.0%)
12,685,840	State Street Institutional Liquid Reserves Fund	12,685,840
19,069,020	State Street Navigator Securities Lending Portfolio (2)	19,069,020

	TOTAL SHORT-TERM INVESTMENTS (Cost $31,751,860) (9.0%)	31,754,860

Shares	Value

TOTAL INVESTMENT SECURITIES (Cost $220,957,803) (105.0%)	$370,737,839

EXCESS OF LIABILITIES OVER CASH AND OTHER ASSETS (-5.0%)	(17,679,468)

NET ASSETS (3) (100%)	$353,058,371

NET ASSET VALUE OFFERING AND REDEMPTION PRICE, PER OUTSTANDING SHARE ($353,058,371 ÷ 7,481,423 shares outstanding)	$47.19

*	Non-income producing.
(1)	A portion or all of the security was held on loan. As of December 31, 2014, the market value of the securities on loan was $18,393,612.
(2)
Securities with an aggregate market value of $18,393,612 were out on loan in exchange for $19,069,020 of cash collateral as of December 31, 2014. The collateral was reinvested in a cash collateral reinvestment vehicle.

(3)
For federal income tax purposes, the aggregate cost was $220,957,803, aggregate gross unrealized appreciation was $152,231,588, aggregate gross unrealized depreciation was $2,451,552 and the net unrealized appreciation was $149,780,036.

REIT	Real Estate Investment Trust.

2

The Fund follows fair valuation accounting standards (FASB ASC 820-10) which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

●	Level 1 – Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date;
●	Level 2 – Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active;
●	Level 3 – Inputs that are unobservable.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used to value the Fund’s investments in securities as of December 31, 2014:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$338,982,979	$-	$-	$338,982,979
Short-Term Investments	31,754,860	-	-	31,754,860

Total Investments in Securities	$370,737,839	$-	$-	$370,737,839

The Fund follows the updated provisions surrounding fair value measurements and disclosures on transfers in and out of all levels of the fair value hierarchy on a gross basis and the reasons for the transfers as well as to disclosures about the valuation techniques and inputs used to measure fair value for investments that fall in either Level 2 or Level 3 of the fair value hierarchy.

For the period ended December 31, 2014, there were no transfers between Level 1, Level 2, and Level 3 assets.

The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

The amounts and reasons for all transfers in and out of each level within the three-tier hierarchy are disclosed when the Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period (e.g. greater than 1%). An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation techniques used.

For the period ended December 31, 2014, there were no Level 3 investments. The Schedule of Investments includes a breakdown of the Fund’s investments by category.

Item 2.     Controls and Procedures.
(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-2(c) under the Act (17 CFR 270.30a-2(c) ) based on their evaluation of these controls and procedures as of the date within 90 days of filing date of this report, are approximately designed to ensure that material information relating to the registrant is made known to such officers and are operating effectively.

(b)
The registrant’s principal executive officer and principal financial officer have determined that there have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.     Exhibits:
(a)	Certifications of principal executive officer and principal financial officer of the registrant.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

By	/s/ Mitchell E. Appel
Mitchell E. Appel, President

Date:	February 25, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mitchell E. Appel
Mitchell E. Appel, President, Principal Executive Officer

By:	/s/ Emily D. Washington
Emily D. Washington, Treasurer, Principal Financial Officer

Date:	February 25, 2015